Condensed Consolidated Interim Statements of Cash Flows (Unaudited) - CAD ($)	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
OPERATING ACTIVITIES
Net loss	$ (11,069,835)	$ (28,907,083)
Adjustments for:
Amortization	134,001	269,143
Depreciation	138,085	124,278
Change in fair value of derivative liability	(5,168,672)	16,142,364
Impairment of notes receivable	(771,260)
Finance and other costs	6,735	9,968
Income from government assistance	(4,701)	(22,894)
Share-based payments	2,450,649	3,141,824
Adjustment for profit loss	(14,284,998)	(9,242,400)
Net changes in non-cash working capital items:
Receivables	(496,600)	(314,216)
Inventory	(119,388)	(2,020,331)
Prepaids	2,439,160	(4,806,471)
Right of use asset		(181,037)
Trade payables and accrued liabilities	293,885	(407,188)
Customer deposits	(111,997)	(315,208)
Deferred income	(53,169)	201,425
Loans		(1,425)
Lease liability		181,069
Tax accrual		(82,820)
Funds used in operating activities	(12,333,107)	(16,988,602)
INVESTING ACTIVITIES
Cash paid for acquisition, net of cash received		(477,984)
Purchase of equipment	(51,289)	(206,646)
Disposal of equipment	10,755
Revaluation of equipment		3,619
Development of intellectual property		(238,784)
Purchase of investments		(500,000)
Repayment (Issuance) of notes receivable	550,000	(1,724,100)
Funds used in investing activities	509,466	(3,143,895)
FINANCING ACTIVITIES
Proceeds from issuance of common shares for financing		44,255,651
Share issue costs	(5,122)	(3,419,249)
Proceeds from issuance of common shares for warrants exercised	74,227	4,019,742
Proceeds from issuance of common shares for stock options exercised	26,875	987,248
Proceeds from issuance of common shares in lieu of cash		198,000
Proceeds from issuance of loans		60,000
Loans repayments	(5,060)	(42,742)
Repayment of lease liability	(112,070)	(92,891)
Funds provided by financing activities	(21,150)	45,965,759
Effects of exchange rate changes on cash	493,413	149,839
Change in cash	(11,844,791)	25,833,262
Cash, beginning of period	23,075,713	1,982,416
Cash, end of period	11,724,335	27,965,517
Cash and cash equivalents consist of the following:
Cash held in banks	11,440,161	27,682,566
Guaranteed investment certificate	284,174	282,951
Cash and cash equivalents	$ 11,724,335	$ 27,965,517